Other prepaid expenses and current assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Prepaid Expenses and Current Assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2012	2013
Value-added tax recoverable	$5,071,701	$1,902,630
Advances to suppliers	4,349,344	1,510,128
Prepaid income tax	79,963	140,365
Other prepaid expenses	2,643,921	3,348,179

	$12,144,929	$6,901,302